Financial instruments	12 Months Ended
Dec. 31, 2025
Financial instruments
Financial instruments

17 Financial instruments

Accounting policy

Financial instruments comprise investments (other than investments in joint ventures or associates), trade receivables, cash and cash equivalents, payables and accruals, borrowings and derivative financial instruments.

Investments are described in note 15. The fair value of such investments is based on standard valuation techniques, including market comparisons and discounts of future cash flows, having regard to maximising the use of observable inputs and adjusting for risk. These investments are typically classified as either Level 1 or 2 in the IFRS 13 fair value hierarchy.

Trade receivables are carried in the statement of financial position at invoiced value less allowance for expected credit losses. Expected credit losses are based on the ageing of trade receivables, experience and circumstance. Borrowings and payables are recorded initially at fair value and subsequently carried at amortised cost (other than fixed rate borrowings in designated hedging relationships for which the carrying amount of the hedged portion of the borrowings is subsequently adjusted for the gain or loss attributable to the hedged risk).

Derivative financial instruments are used to hedge interest rate and foreign exchange risks. Where an effective hedge is in place against changes in the fair value of fixed rate borrowings, the hedged borrowings are adjusted for changes in fair value attributable to the risk being hedged with a corresponding income or expense included in the income statement within finance costs. The offsetting gains or losses from remeasuring the fair value of the related derivatives are also recognised in the income statement within finance costs. When the related derivative expires, is sold or terminated, or no longer qualifies for hedge accounting, the cumulative change in fair value of the hedged borrowing is amortised in the income statement over the period to maturity of the borrowing using the effective interest method.

Changes in the fair value of derivative financial instruments that are designated and effective as hedges of future cash flows are recognised (net of tax) in other comprehensive income and accumulated in the hedge reserve. The fair value amounts relating to foreign currency basis spreads are recorded in a separate component of equity in the cost of hedging reserve.
If a hedged firm commitment or forecasted transaction results in the recognition of a non-financial asset or liability, then, at the time that the asset or liability is recognised, the associated gains or losses on the derivative that had previously been recognised in other comprehensive income are included in the initial measurement of the asset or liability. For hedges that do not result in the recognition of an asset or a liability, amounts deferred in the hedge reserve are recognised in the income statement in the same period in which the hedged item affects net profit or loss. Any ineffective portion of hedges is recognised immediately in the income statement.

Cash flow hedge accounting is discontinued when a hedging instrument expires or is sold, terminated or exercised, or no longer qualifies for hedge accounting. At that time, any cumulative gain or loss on the hedging instrument recognised in other comprehensive income is either retained in the hedge reserve until the firm commitment or forecasted transaction occurs, or, where a hedged transaction is no longer expected to occur, is immediately credited or expensed in the income statement.

Derivative financial instruments that are not designated as hedging instruments are recorded in the statement of financial position at fair value, with changes in fair value recognised in the income statement.

The fair values of derivative financial instruments represent the replacement costs calculated using observable market rates of interest and exchange. These instruments are accordingly classified as Level 2 in the IFRS 13 fair value hierarchy. The fair value of long-term borrowings is based on quoted prices in active markets. These instruments are accordingly classified as Level 1 in the IFRS 13 fair value hierarchy.

The main financial risks faced by the Group are liquidity risk, market risk – comprising interest rate risk and foreign exchange risk – and credit risk. Financial instruments are used to finance the Group’s businesses and to manage interest rate and foreign exchange risks. The Group’s businesses do not enter into speculative derivative transactions. Details of financial instruments subject to liquidity, market and credit risks are described below.

17 Financial instruments (continued)

Liquidity risk

The Group maintains a range of borrowing facilities and debt programmes to fund its requirements at competitive rates.

The balance of long-term debt, short-term debt and committed bank facilities is managed to provide security of funding, taking into account the cash generation cycle of the business and the uncertain size and timing of acquisition spend. To accommodate the significant free cash flow generated by the Group and to capitalise on an inexpensive source of funding, a meaningful portion of the overall debt portfolio is typically kept short term as long as there exists acceptable liquidity in the commercial paper markets and sufficient capacity under committed credit lines. The Group’s treasury policies ensure adequate liquidity by requiring that (a) no more than $2bn of term debt matures in any 12-month period, (b) the sum of term debt maturing over the ensuing 12 months plus short-term borrowings is less than the sum of available cash plus committed facilities and (c) minimum levels of borrowing with maturities over three and five years are maintained.

The treasury policies ensure debt efficiency by (a) targeting certain levels of short-term borrowings across a given year, (b) maintaining a weighted average maturity of the gross debt portfolio of approximately five years and (c) minimising surplus cash balances. From time to time, based on cash flow and market conditions, the Group may redeem term debt early or repurchase outstanding debt in the open market.

Debt is issued to meet the funding requirements of various jurisdictions and in the currencies that are needed. It is recognised that debt can act as a natural translation hedge of earnings, net assets and net cash flow in currencies other than the reporting currency. For this reason, the majority of the Group’s net debt is denominated in US dollars and euros, reflecting the Group’s largest geographical markets. There were no changes to the Group’s long-term approach to capital and liquidity management during the year. The remaining contractual maturities for borrowings and derivative financial instruments are shown in the table below. The table shows undiscounted principal and interest cash flows and includes contractual gross cash flows to be exchanged as part of cross-currency interest rate swaps and forward foreign exchange contracts where there is a legal right of set-off.

AT 31 DECEMBER 2024		Contractual cash flow (including interest)
	Carrying	Within					More than
	amount	1 year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
	GBPm	GBPm	GBPm	GBPm	GBPm	GBPm	GBPm	GBPm
Borrowings
Fixed rate borrowings	(5,679)	(763)	(756)	(541)	(783)	(862)	(2,979)	(6,684)
Floating rate borrowings	(762)	(762)	-	-	-	-	-	(762)
Lease liabilities	(103)	(43)	(28)	(19)	(10)	(4)	(27)	(131)
	(6,544)
Derivative financial liabilities
Cash inflows		1,560	180	124	17	-	-	1,881
Cash outflows		(1,575)	(184)	(126)	(17)	-	-	(1,902)
Forward foreign exchange contracts	(23)	(15)	(4)	(2)	-	-	-	(21)
Interest rate derivatives	(119)	(25)	(22)	(22)	(22)	(22)	(22)	(135)
Cash inflows		502	-	-	-	-	-	502
Cash outflows		(550)	-	-	-	-	-	(550)
Cross-currency interest rate swaps	(43)	(48)	–	-	-	-	-	(48)
	(185)
Derivative financial assets
Cash inflows		827	274	85	6	-	-	1,192
Cash outflows		(788)	(251)	(77)	(6)	-	-	(1,122)
Forward foreign exchange contracts	53	39	23	8	-	-	-	70
Interest rate derivatives	21	3	5	5	4	3	16	36
	74
Total	(6,655)	(1,614)	(782)	(571)	(811)	(885)	(3,012)	(7,675)

17 Financial instruments (continued)

AT 31 DECEMBER 2025		Contractual cash flow (including interest)
	Carrying amount GBPm	Within 1 year GBPm	1-2 years GBPm	2-3 years GBPm	3-4 years GBPm	4-5 years GBPm	More than 5 years GBPm	Total GBPm
Borrowings
Fixed rate borrowings	(6,283)	(846)	(618)	(874)	(864)	(1,237)	(3,059)	(7,498)
Floating rate borrowings	(887)	(887)	-	-	-	-	-	(887)
Lease liabilities	(97)	(35)	(29)	(18)	(11)	(6)	(26)	(125)
	(7,267)
Derivative financial liabilities
Cash inflows		1,012	98	50	6	-	-	1,166
Cash outflows		(1,017)	(98)	(50)	(5)	-	-	(1,170)
Forward foreign exchange contracts	(9)	(5)	-	-	1	-	-	(4)
Interest rate derivatives	(70)	(16)	(13)	(15)	(17)	(11)	(7)	(79)
Cash inflows		19	19	19	19	200	228	504
Cash outflows		(15)	(15)	(15)	(15)	(213)	(236)	(509)
Cross-currency interest rate swaps	(32)	4	4	4	4	(13)	(8)	(5)
	(111)
Derivative financial assets
Cash inflows		2,571	364	129	8	-	-	3,072
Cash outflows		(2,519)	(339)	(119)	(7)	-	-	(2,984)
Forward foreign exchange contracts	75	52	25	10	1	-	-	88
Interest rate derivatives	10	5	4	2	1	-	12	24
Cash inflows		19	19	19	19	19	462	557
Cash outflows		(8)	(8)	(8)	(8)	(8)	(398)	(438)
Cross-currency interest rate swaps	27	11	11	11	11	11	64	119
	112
Total	(7,266)	(1,717)	(616)	(880)	(874)	(1,256)	(3,024)	(8,367)

The carrying amount of derivative financial liabilities comprises £70m (2024: £162m) in relation to fair value hedges, £5m (2024: £15m) in relation to cash flow hedges and £36m (2024: £8m) not designated as hedging instruments, totalling £111m (2024: £185m), of which £7m (2024: £59m) have been classified as current and £104m (2024: £126m) as non-current liabilities in the statement of financial position.

The carrying amount of derivative financial assets comprises £10m (2024: £21m) in relation to fair value hedges, £51m (2024: £43m) in relation to cash flow hedges and £51m (2024: £10m) not designated as hedging instruments, totalling £112m (2024: £74m), of which £50m (2024: £35m) have been classified as current and £62m (2024: £39m) as non-current assets in the statement of financial position.

The Group has ample liquidity and access to debt capital markets, providing the ability to repay or refinance borrowings as they mature and to fund ongoing requirements. At 31 December 2025, the Group had access to a $3.5bn committed bank facility maturing in November 2030, which was undrawn. This facility backs up short-term borrowings, and has pricing linked to three Corporate Responsibility performance targets, for which 2026 will be the first year in which performance will be measured. All borrowings that mature within the next three years can be covered by the facility and by utilising available cash resources. The committed bank facility is not subject to a financial covenant and there are no financial covenants in any outstanding public bonds.

Market risk

The Group’s primary market risks are interest rate fluctuations and exchange rate movements. Derivatives are used to manage the risks associated with interest rate and exchange rate movements and the Group does not enter into speculative derivatives. Where the impact of derivatives on the income statement and the statement of financial position could be significant, hedge accounting is applied (subject to satisfying the required criteria) as described in ‘Hedge accounting’ below. The Group has entered into cross-currency interest rate swaps in 2025 to increase its exposure to debt in euro and Japanese yen. This provides a hedge of part of the Group’s earnings in those currencies, but the nature of the Group’s assets in those currencies on a reported basis means that the interest rate swaps do not qualify for net investment hedge accounting. Derivatives used by the Group for hedging a particular risk are not specialised and are generally available from numerous sources. The Group is also exposed to changes in the market value of its venture capital investments as described in note 15. The impact of market risks on net post-employment benefit obligations and taxation is excluded from the following market risk sensitivity analysis.

Interest rate exposure management

The Group’s interest rate exposure management policy aims to minimise interest costs with an acceptable level of year-on-year volatility. To achieve this, the Group uses fixed rate term debt and interest rate swaps to give a target mix of fixed rate and floating rate borrowings. Interest rate derivatives are used only to hedge an underlying risk and no net market positions are held.

At 31 December 2025, including the effect of interest rate swaps, 66% of gross bank and bond borrowings were at fixed rates.
A 100 basis point reduction in short-term interest rates would result in an estimated decrease in annual net finance costs of £23m (2024: £28m), based on the composition of financial instruments including cash, cash equivalents, bank loans and commercial paper borrowings at 31 December 2025. A 100 basis point rise in short-term interest rates would result in an estimated increase in net finance costs of £23m (2024: £28m).

17 Financial instruments (continued)

The impact on net equity of a theoretical change in interest rates as at 31 December 2025 is restricted to the change in carrying value of floating rate to fixed rate interest rate derivatives in a designated cash flow hedge relationship (of which there were none at 31 December 2025) and of interest rate derivatives not designated as hedging instruments. A 100 basis point reduction in interest rates would result in an estimated decrease in net equity of £4m (2024: nil) and a 100 basis point increase in interest rates would increase net equity by an estimated amount of £4m (2024: nil). The impact of a change in interest rates on the carrying value of fixed rate borrowings in a designated fair value hedge relationship would be offset by the change in carrying value of the related interest rate derivative. Fixed rate borrowings not in a designated hedging relationship are carried at amortised cost.

Foreign currency exposure management

Translation exposures arise on the earnings and net assets of individual businesses whose operational currencies are other than sterling. Some of these exposures are offset by denominating borrowings in US dollars, euros and other currencies. Currency exposures on transactions denominated in a foreign currency are generally hedged using forward contracts. In addition, recurring transactions and future investment exposures may be hedged, in advance of becoming contractual. The precise policy differs according to the specific circumstances of the individual businesses. Highly predictable future cash flows may be covered for transactions expected to occur during the next 24 months (50 months for the Scientific, Technical & Medical subscription businesses) within limits defined according to the period before the transaction is expected to become contractual. Cover takes the form of foreign exchange forward contracts. Further information is provided in ‘Cash flow hedges’ below.

A theoretical weakening of all currencies by 10% against sterling at 31 December 2025 would decrease the carrying value of net assets, excluding net borrowings, by £792m (2024: £852m). This would be offset to a degree by a decrease in net borrowings of £654m (2024: £683m). A strengthening of all currencies by 10% against sterling at 31 December 2025 would increase the carrying value of net assets, excluding net borrowings, by £792m (2024: £852m) and increase net borrowings by £654m (2024: £683m).

A retranslation of the Group’s net profit for the year, assuming a 10% weakening of all foreign currencies against sterling but excluding transactional exposures, would reduce net profit by £170m (2024: £156m). A 10% strengthening of all foreign currencies against sterling on this basis would increase net profit for the year by £170m (2024: £156m).

Credit risk

The Group seeks to manage interest rate risk and limit foreign exchange risks described above by the use of financial instruments and as a result has a credit risk from the potential non-performance by the counterparties to these financial instruments, which are unsecured. The amount of this credit risk is normally restricted to the amounts of any hedge gain and not the principal amount being hedged. The Group also has a credit exposure to counterparties for the full principal amount of cash and cash equivalents. Credit risks are controlled by monitoring the credit quality of these counterparties, principally licensed commercial banks and investment banks with strong long-term credit ratings, and the amounts outstanding with each of them.

The Group has treasury policies in place which do not allow concentrations of risk with individual counterparties and do not allow significant treasury exposures with counterparties which are rated lower than A-/A3 by Standard & Poor’s, Moody’s and Fitch. At 31 December 2025, cash and cash equivalents totalled £131m (2024: £119m), of which 93% (2024: 91%) was held with banks rated A-/A3 or better.

The Group also has credit risk with respect to trade receivables due from its customers, which include national and state governments, academic institutions and large and small enterprises including insurance companies, law firms and life science companies. The concentration of credit risk from trade receivables is limited due to the large and broad customer base. Trade receivable exposures are managed locally in the business areas where they arise. Where appropriate, business areas seek to minimise this exposure by taking payment in advance and through management of credit terms. Expected credit losses are based on management’s assessment of the risk taking into account the ageing profile, experience and circumstance. The maximum exposure to credit risk is represented by the carrying amount of each financial asset, including derivative financial instruments, recorded in the statement of financial position.

Included within trade receivables are the following amounts which are past due, after considering loss allowance:

	2023 GBPm	2024 GBPm	2025 GBPm
Up to one month	259	217	210
2 to 3 months	130	130	132
4 to 6 months	56	57	52
Greater than 6 months	35	24	19
Total past due	480	428	413

17 Financial instruments (continued)

Hedge accounting

The hedging relationships that are designated under IFRS 9 – Financial Instruments are described below.

Fair value hedges

The Group has entered into interest rate swaps and cross-currency interest rate swaps to hedge the exposure to changes in the fair value of fixed rate borrowings due to interest rate and foreign currency movements which could affect the income statement. The table below details the designated fair value hedge relationships that were in place at 31 December 2025, swapping fixed rate term debt issues denominated in US dollars (USD) and euros to floating rate USD and euro debt respectively for the whole or part of their term, together with the related fixed and floating rates.

FAIR VALUE HEDGE RELATIONSHIPS	31 December 2024 Principal amount GBPm	31 December 2025 Principal amount GBPm	Fixed rate	Floating rate
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025	(535)	-	1.3%	USD SOFR+1.5%
$750m bond and $750m interest rate swaps maturing 2030	(599)	(558)	3.0%	USD SOFR+1.8%
€750m bond and €750m interest rate swaps maturing 2031	(620)	(654)	3.8%	Euribor+0.9%
$500m bond and $500m interest rate swaps maturing 2032	(399)	(372)	4.8%	USD SOFR+2.0%
	(2,153)	(1,584)

The gains and losses on the borrowings and related derivatives designated as fair value hedges, which are included in the income statement as part of finance costs, together with the total carrying values of the borrowings and related derivatives included in the statement of financial position, for the three years ended 31 December 2023, 2024 and 2025 were as follows:

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2023 GBPm	Fair value movement gain/(loss) GBPm	Redemption/ close-out GBPm	Exchange gain/(loss) GBPm	31 December 2023 GBPm	Carrying values GBPm
USD debt	141	(22)	(16)	(6)	97	(871)
Related interest rate swaps	(143)	21	16	6	(100)	(100)
	(2)	(1)	-	-	(3)	(971)
EUR debt	70	(61)	-	(2)	7	(1,600)
Related interest rate swaps	(70)	60	-	2	(8)	(8)
	-	(1)	-	-	(1)	(1,608)
Total relating to USD and EUR debt	211	(83)	(16)	(8)	104	(2,471)
Total related interest rate swaps	(213)	81	16	8	(108)	(108)
Net loss on borrowings and related derivatives/total carrying value	(2)	(2)	-	-	(4)	(2,579)

17 Financial instruments (continued)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2024 GBPm	Fair value movement gain/(loss) GBPm	Redemption/ close-out GBPm	Exchange gain/(loss) GBPm	31 December 2024 GBPm	Carrying values GBPm
USD debt	97	14	-	3	114	(875)
Related interest rate swaps	(100)	(16)	-	(3)	(119)	(119)
	(3)	(2)	-	-	(5)	(994)
EUR debt	7	12	-	1	20	(1,133)
Related interest rate swaps	(8)	(12)	-	(1)	(21)	(21)
	(1)	-	-	-	(1)	(1,154)
Total relating to USD and EUR debt	104	26	-	4	134	(2,008)
Total related interest rate swaps	(108)	(28)	-	(4)	(140)	(140)
Net loss on borrowings and related derivatives/total carrying value	(4)	(2)	-	-	(6)	(2,148)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2025 GBPm	Fair value movement gain/(loss) GBPm	Redemption/ close-out GBPm	Exchange gain/(loss) GBPm	31 December 2025 GBPm	Carrying values GBPm
USD debt	114	(39)	-	(8)	67	(855)
Related interest rate swaps	(119)	41	-	8	(70)	(70)
	(5)	2	-	-	(3)	(925)
EUR debt	20	(29)	-	(2)	(11)	(664)
Related interest rate swaps	(21)	29	-	2	10	10
	(1)	-	-	-	(1)	(654)
Total relating to USD and EUR debt	134	(68)	-	(10)	56	(1,519)
Total related interest rate swaps	(140)	70	-	10	(60)	(60)
Net (loss)/gain on borrowings and related derivatives/total carrying value	(6)	2	-	-	(4)	(1,579)

All fair value hedges were highly effective throughout the three years ended 31 December 2025.

$200m of bonds that were due to be repaid in August 2027 were redeemed early in December 2023. These bonds had been swapped to floating rate in a fair value hedge relationship as described above, and on the early redemption the fair value adjustment to the bonds of £16m was expensed in full to the income statement as part of finance costs. The related derivatives were closed out with a cash outflow of £16m.

Cash flow hedges

As part of the Group’s interest rate exposure management, it has entered into certain cross-currency interest rate derivatives, individual components of which have been accounted for as cash flow hedges (with the remaining components accounted for as fair value hedges, as described above). These comprised interest rate derivatives which swapped a fixed rate €600m bond, issued in May 2015 and which matured in May 2025, to floating rate USD debt for the whole of its term. The component relating to the swap of the euro credit margin to USD was accounted for as a cash flow hedge under IFRS 9, with the amount associated with foreign currency basis spreads recorded in the cost of hedging reserve. No balances remain in respect of these derivatives following their maturity in 2025.

As part of the Group’s foreign currency exposure management, it has entered into forward foreign exchange contracts which fix the exchange rate on a portion of future foreign currency subscription revenues forecast by the businesses for up to 50 months. These have been accounted for as cash flow hedges under IFRS 9 of the forecast foreign currency revenues, with gains and losses on the forward contracts deferred in the hedge reserve until the related revenue is recognised, at which time the accumulated gains and losses are reclassified to the income statement.

17 Financial instruments (continued)

Movements in the hedge reserve and the cost of hedging reserve in 2024 and 2025, including gains and losses on cash flow hedging instruments, were as follows (stated before related deferred tax balances):

	Interest rate hedge reserve GBPm	Cost of hedging reserve GBPm	Foreign currency hedge reserve GBPm	Total GBPm
Hedge reserve at 31 December 2023: (losses)/gains deferred	-	(4)	40	36
(Losses)/gains arising in 2024	(5)	6	10	11
Amounts recognised in income statement	2	-	(22)	(20)
Hedge reserve at 31 December 2024: (losses)/gains deferred	(3)	2	28	27
Gains/(losses) arising in 2025	2	(2)	55	55
Amounts recognised in income statement	1	-	(37)	(36)
Hedge reserve at 31 December 2025: gains deferred	-	-	46	46

All cash flow hedges were highly effective throughout the two years ended 31 December 2025.

A deferred tax debit of £11m (2024: £6m) in respect of the above gains and losses at 31 December 2025 was also deferred in the hedge reserve.

Of the amounts recognised in the income statement in the year, gains of £37m (2024: £22m) were recognised in revenue, and losses of £1m (2024: £2m) were recognised in finance costs. A tax debit of £9m (2024: £5m) was recognised in relation to these items.

The deferred gains and losses on foreign currency cash flow hedges at 31 December 2025 are currently expected to be recognised in the income statement in future years as shown in the table below, together with the principal amount of hedges relating to each year. The carrying values of these hedges are included within derivative assets and liabilities in the statement of financial position:

	Foreign currency hedge reserve GBPm	Principal amount of hedges GBPm
2026	20	563
2027	20	495
2028	6	234
2029	-	14
Total	46	1,306

The cash flows for these hedges are expected to occur in line with the recognition of the gains and losses in the income statement, or in the preceding year. These cash flows are included in the table on page 171.